Segment Information - Operating Financial Information of Two Reportable Segments and Discontinued segments (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	$ 65,615,028	$ 81,083,384	$ 123,538,112
Capital expenditure	6,020,163	7,613,631	814,247
Interest income	822,826	1,663,714	377,075
Interest expense	(137,688)	(159,548)	(284,000)
Depreciation and amortization	4,061,081	3,442,727	3,561,830
Segment profit (loss)	(10,555,557)	(1,963,301)	1,410,677
Total assets	99,667,943	108,225,843	109,040,009
Operating Segments [Member] | Electronic Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	60,574,912	65,188,724	54,431,519
Capital expenditure	5,836,735	6,484,577	226,277
Interest expense	(129,775)	(109,749)	(104,517)
Depreciation and amortization	1,154,231	554,337	594,746
Segment profit (loss)	(1,107,157)	3,687,547	2,885,762
Total assets	42,999,530	29,618,065	34,554,319
Operating Segments [Member] | Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	2,117,989	1,638,346	781,260
Capital expenditure	148,269	358,813	73,281
Interest expense			321
Depreciation and amortization	379,122	223,915	76,809
Segment profit (loss)	(1,502,779)	(1,182,894)	(640,020)
Total assets	1,160,087	1,114,654	739,106
Corporate, Non-Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Capital expenditure	2,477	3,055
Interest income	822,826	1,663,714	377,075
Interest expense	(7,913)	(49,799)	(177,402)
Depreciation and amortization	1,328,884	1,328,267	98,577
Segment profit (loss)	(2,398,597)	(1,878,891)	(2,431,062)
Total assets	55,456,124	61,289,608	61,819,375
Discontinued Operations [Member] | Operating Segments [Member] | Home Appliance [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers			53,885,407
Capital expenditure			240,763
Interest expense			(2,402)
Depreciation and amortization			1,522,962
Segment profit (loss)		725,773	1,374,342
Total assets		34	313,033
Discontinued Operations [Member] | Operating Segments [Member] | EMS [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	2,922,127	14,256,314	14,439,926
Capital expenditure	32,682	767,186	273,926
Depreciation and amortization	1,198,844	1,336,208	1,268,736
Segment profit (loss)	(5,547,024)	(3,314,836)	221,655
Total assets	$ 52,202	$ 16,203,482	$ 11,614,176